Columbia Variable Portfolio – Limited Duration Credit Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 81.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 4.9%
BAE Systems PLC(a)
03/26/2029	5.125%	2,656,000	2,665,776
Boeing Co. (The)
02/01/2026	2.750%	13,965,000	13,243,442
L3Harris Technologies, Inc.
01/15/2027	5.400%	9,039,000	9,101,382
06/01/2029	5.050%	8,249,000	8,221,876
Northrop Grumman Corp.
02/01/2029	4.600%	6,645,000	6,573,877
Total			39,806,353
Banking 17.9%
Bank of America Corp.(b)
12/20/2028	3.419%	40,552,000	38,068,455
Citigroup, Inc.(b)
06/03/2031	2.572%	4,100,000	3,504,624
Goldman Sachs Group, Inc. (The)(b)
10/24/2029	6.484%	9,800,000	10,321,382
HSBC Holdings PLC(b)
03/04/2030	5.546%	8,180,000	8,231,555
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	31,582,000	27,971,304
Morgan Stanley(b)
04/20/2029	5.164%	7,046,000	7,041,543
01/16/2030	5.173%	12,780,000	12,795,998
PNC Financial Services Group, Inc. (The)(b)
06/12/2029	5.582%	3,923,000	3,971,234
Truist Financial Corp.(b)
01/24/2030	5.435%	3,654,000	3,647,772
US Bancorp(b)
01/23/2030	5.384%	7,793,000	7,828,501
Wells Fargo & Co.(b)
10/23/2029	6.303%	17,082,000	17,795,792
10/30/2030	2.879%	3,673,000	3,247,169
Total			144,425,329
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	18,040,000	15,350,473
Diversified Manufacturing 0.5%
Carrier Global Corp.
11/30/2025	5.800%	4,023,000	4,049,695
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 17.7%
AEP Texas, Inc.
07/01/2030	2.100%	2,990,000	2,491,371
AES Corp. (The)
01/15/2026	1.375%	6,782,000	6,280,217
American Electric Power Co., Inc.
01/15/2029	5.200%	13,268,000	13,298,374
CenterPoint Energy, Inc.
09/01/2024	2.500%	2,772,000	2,733,245
08/10/2026	5.250%	16,440,000	16,475,729
CMS Energy Corp.
11/15/2025	3.600%	10,535,000	10,222,522
Commonwealth Edison Co.
03/01/2030	2.200%	3,515,000	3,009,930
DTE Energy Co.
03/15/2027	3.800%	3,550,000	3,404,461
03/01/2029	5.100%	7,940,000	7,911,760
Edison International
11/15/2024	3.550%	2,150,000	2,120,538
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,924,557
Emera US Finance LP
06/15/2026	3.550%	14,578,000	13,989,591
Eversource Energy
08/15/2030	1.650%	6,995,000	5,632,069
Exelon Corp.
03/15/2029	5.150%	3,192,000	3,201,088
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	11,280,000	11,140,949
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	9,550,000	9,473,865
NRG Energy, Inc.(a)
12/02/2027	2.450%	8,105,000	7,290,122
Pacific Gas and Electric Co.
06/15/2028	3.000%	15,601,000	14,257,876
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	1,221,000	1,210,355
WEC Energy Group, Inc.
06/15/2025	3.550%	2,212,000	2,155,685
09/12/2026	5.600%	3,651,000	3,693,007
Total			142,917,311

Columbia Variable Portfolio – Limited Duration Credit Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 1.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	5,450,000	5,313,135
09/01/2028	3.500%	4,305,000	3,942,536
Total			9,255,671
Food and Beverage 6.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	28,574,000	27,814,830
Campbell Soup Co.
03/21/2029	5.200%	6,328,000	6,359,686
Diageo Capital PLC
10/05/2026	5.375%	7,942,000	8,016,860
General Mills, Inc.
01/30/2027	4.700%	3,113,000	3,087,624
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,542,000	8,549,835
Total			53,828,835
Health Care 1.5%
Cigna Group (The)
05/15/2029	5.000%	4,020,000	4,023,599
HCA, Inc.
06/01/2028	5.200%	484,000	485,569
09/01/2030	3.500%	8,692,000	7,856,136
Total			12,365,304
Healthcare Insurance 3.0%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,392,086
Centene Corp.
07/15/2028	2.450%	24,490,000	21,731,829
Total			24,123,915
Independent Energy 0.6%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,974,000	1,888,739
Occidental Petroleum Corp.
09/01/2028	6.375%	2,504,000	2,606,079
Total			4,494,818
Life Insurance 9.1%
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	5,293,000	5,252,850
06/17/2029	3.050%	2,172,000	1,968,048
Pacific Life Global Funding II(a)
07/18/2028	5.500%	8,185,000	8,320,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	20,087,000	19,720,757
Principal Life Global Funding II(a)
11/21/2024	2.250%	17,640,000	17,262,340
08/16/2026	1.250%	13,167,000	11,957,926
01/25/2029	5.100%	3,993,000	3,980,933
Voya Financial, Inc.
06/15/2026	3.650%	5,350,000	5,157,333
Total			73,620,387
Media and Entertainment 0.7%
Warnermedia Holdings, Inc.
03/15/2029	4.054%	5,940,000	5,563,335
Midstream 4.8%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	7,069,000	6,826,330
Enable Midstream Partners LP
05/15/2028	4.950%	5,900,000	5,851,490
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,100,000	9,917,255
Western Gas Partners LP
07/01/2026	4.650%	7,609,000	7,459,997
Western Midstream Operating LP
01/15/2029	6.350%	2,165,000	2,243,922
Williams Companies, Inc. (The)
08/15/2028	5.300%	6,775,000	6,833,903
Total			39,132,897
Packaging 1.1%
Berry Global, Inc.
04/15/2028	5.500%	8,600,000	8,666,467
Pharmaceuticals 2.9%
AbbVie, Inc.
03/15/2029	4.800%	8,015,000	8,032,127
Gilead Sciences, Inc.
03/01/2026	3.650%	4,500,000	4,383,260
Roche Holdings, Inc.(a)
11/13/2028	5.338%	7,805,000	7,976,063
11/13/2030	5.489%	2,795,000	2,897,506
Total			23,288,956
Technology 1.9%
Broadcom, Inc.
09/15/2028	4.110%	4,090,000	3,950,389
Microchip Technology, Inc.
09/01/2024	0.983%	11,387,000	11,154,616
Total			15,105,005
Columbia Variable Portfolio – Limited Duration Credit Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.6%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	9,443,000	9,324,042
02/15/2029	5.000%	3,581,000	3,588,640
Total			12,912,682
Wireless 3.8%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	16,153,600	16,105,294
T-Mobile US, Inc.
02/15/2026	2.250%	10,253,000	9,700,662
04/15/2027	3.750%	5,368,000	5,169,054
Total			30,975,010
Total Corporate Bonds & Notes (Cost $666,064,042)			659,882,443

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2028	4.000%	16,532,000	16,349,890
12/31/2028	3.750%	3,625,000	3,548,818
Total U.S. Treasury Obligations (Cost $19,910,058)			19,898,708

Money Market Funds 14.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(d)	117,552,788	117,529,278
Total Money Market Funds (Cost $117,525,302)		117,529,278
Total Investments in Securities (Cost: $803,499,402)		797,310,429
Other Assets & Liabilities, Net		10,584,500
Net Assets		807,894,929
At March 31, 2024, securities and/or cash totaling $2,118,040 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,264	06/2024	USD	258,468,251	—	(279,092)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(234)	06/2024	USD	(25,926,469)	—	(95,113)
U.S. Treasury 5-Year Note	(310)	06/2024	USD	(33,174,844)	105,769	—
U.S. Treasury 5-Year Note	(571)	06/2024	USD	(61,105,922)	—	(173,751)
U.S. Treasury Ultra 10-Year Note	(2)	06/2024	USD	(229,219)	—	(1,438)
Total					105,769	(270,302)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $184,032,497, which represents 22.78% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.

Columbia Variable Portfolio – Limited Duration Credit Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	58,372,266	163,533,683	(104,379,717)	3,046	117,529,278	1,842	1,178,186	117,552,788
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7015_12_C01_(05/24)